Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
January 31, 2020 at Jan. 31, 2019		$ 20	$ 7		$ 11,694,325	$ (17,689,307)	$ (5,994,955)
Beginning balance (in shares) at Jan. 31, 2019		20,000	6,750	151
Relative fair value of equity issued with debt
Common Stock Adjustments for Reverse Splits					7,315		7,315
Conversion of Notes Payable and Accrued Interest to Common Stock				$ 1	992,443		992,444
Conversion of notes payable and accrued interest to common stock, (in shares)				536,613
Derivative Liability Reclassified as Equity Upon Conversion of notes					755,253		755,253
Net (Loss)						(3,879,846)	(3,879,846)
Legal costs of Reg A subscription
January 31, 2021 at Jan. 31, 2020		$ 20	$ 7	$ 1	13,449,336	(21,569,153)	(8,119,789)
Ending balance (in shares) at Jan. 31, 2020		20,000	6,750	538,464
Relative fair value of equity issued with debt
Conversion of Notes Payable and Accrued Interest to Common Stock					3,399		3,399
Conversion of notes payable and accrued interest to common stock, (in shares)				82,361
Derivative Liability Reclassified as Equity Upon Conversion of notes					8,104		8,104
Exchange of Debt					9,105		9,105
Exchange of debt (in shares)			250
Net (Loss)						1,186,898	1,186,898
January 31, 2021 at Apr. 30, 2020		$ 20	$ 7	$ 1	13,469,944	(20,382,255)	(6,912,283)
Ending balance (in shares) at Apr. 30, 2020		20,000	7,000	620,825
January 31, 2020 at Jan. 31, 2020		$ 20	$ 7	$ 1	13,449,336	(21,569,153)	(8,119,789)
Beginning balance (in shares) at Jan. 31, 2020		20,000	6,750	538,464
Relative fair value of equity issued with debt
Net (Loss)							2,681,933
January 31, 2021 at Oct. 31, 2020		$ 20	$ 7	$ 1	13,946,305	(18,887,220)	(4,940,887)
Ending balance (in shares) at Oct. 31, 2020	0	20,000	7,250	1,181,644
January 31, 2020 at Jan. 31, 2020		$ 20	$ 7	$ 1	13,449,336	(21,569,153)	(8,119,789)
Beginning balance (in shares) at Jan. 31, 2020		20,000	6,750	538,464
Relative fair value of equity issued with debt
Common Stock Issued as Payment for Fees							$ 18,900
Common stock issued as payment for fees (in shares)							45,000
Issuance of Class C Shares In Exchange of Debt					9,105		$ 9,105
Conversion of Notes Payable and Accrued Interest to Common Stock					44,736		44,736
Conversion of notes payable and accrued interest to common stock, (in shares)				624,847
Issuance of Common Shares in Reg A Offering					350,000		350,000
Derivative Liability Reclassified as Equity Upon Conversion of notes					20,185		20,185
Issuance of 5500 Warrants for Broker’s fees					13,470		13,470
Net (Loss)						1,187,176	1,187,176
Issuance of Common Shares to Repay Accrued Expenses Related Party					$ 18,900		$ 18,900
Issuance of 950,000 Warrants as Part of Debt Settlement					351,500		351,500
Legal costs of Reg A subscription					$ (32,000)		$ (32,000)
Issuance of Common Shares as fees for loans					35,060		35,060
Issuance of Class C Shares to Repay Accrued Expenses Related Party					11,177		11,177
Issuance of Class C Shares as Part of Debt Settlement					20,290		20,290
January 31, 2021 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Ending balance (in shares) at Jan. 31, 2021		20,000	7,250	1,427,163
January 31, 2020 at Apr. 30, 2020		$ 20	$ 7	$ 1	13,469,944	(20,382,255)	(6,912,283)
Beginning balance (in shares) at Apr. 30, 2020		20,000	7,000	620,825
Relative fair value of equity issued with debt
Conversion of Notes Payable and Accrued Interest to Common Stock					7,656		7,656
Conversion of notes payable and accrued interest to common stock, (in shares)				284,147
Derivative Liability Reclassified as Equity Upon Conversion of notes					12,081		12,081
Net (Loss)						394,962	394,962
January 31, 2021 at Jul. 31, 2020		20	7	$ 1	13,489,681	(19,987,293)	(6,497,584)
Ending balance (in shares) at Jul. 31, 2020	0			904,972
Relative fair value of equity issued with debt
Net (Loss)						1,100,073	1,100,073
Conversion of Notes Payable and Accrued Interest and Fees to Common Stock					4,757		4,757
Conversion of notes payable and accrued interest to common stock, shares				211,987
Issuance of Common Shares as fees for loans					50,000		50,000
Issuance of shares as commitment fee for loan ( in Shares)				19,685
Issuance of Class C Shares to Repay Accrued Expenses Related Party					18,900		18,900
Issuance of shares to repay accrued expenses related party (in shares)				45,000
Issuance of Class C Shares as Part of Debt Settlement					20,290		20,290
Issuance of Class C Shares Repay Accrued Expense Related Party					11,177		11,177
Issuance of 950,000 Warrants as Part of Debt Settlement					351,500		351,500
January 31, 2021 at Oct. 31, 2020		$ 20	$ 7	$ 1	13,946,305	(18,887,220)	(4,940,887)
Ending balance (in shares) at Oct. 31, 2020	0	20,000	7,250	1,181,644
January 31, 2020 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Beginning balance (in shares) at Jan. 31, 2021		20,000	7,250	1,427,163
Relative fair value of equity issued with debt
Common Stock Issued as Payment for Fees					107,500		107,500
Common stock issued as payment for fees (in shares)				50,000
Issuance of Common Stock as Part of REG A Subscription				$ 1	2,194,499		2,194,500
Issuance of common stock as part of REG A (in shares)				1,097,250
Rounding				$ 1			1
Net (Loss)						(567,557)	(567,557)
January 31, 2021 at Apr. 30, 2021		$ 20	$ 7	$ 3	16,593,758	(20,949,534)	(4,355,746)
Ending balance (in shares) at Apr. 30, 2021		20,000	7,250	2,574,413
January 31, 2020 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Beginning balance (in shares) at Jan. 31, 2021		20,000	7,250	1,427,163
Relative fair value of equity issued with debt
Net (Loss)							(4,886,380)
January 31, 2021 at Oct. 31, 2021		$ 20	$ 7	$ 3	19,212,123	(25,268,357)	(6,056,204)
Ending balance (in shares) at Oct. 31, 2021		20,000	7,250	3,410,235
January 31, 2020 at Apr. 30, 2021		$ 20	$ 7	$ 3	16,593,758	(20,949,534)	(4,355,746)
Relative fair value of equity issued with debt
Relative fair value of equity issued with debt (in shares)				91,810
Issuance of warrants					600,000		600,000
Issuance of share				104,750
Beginning balance (in shares) at Apr. 30, 2021		20,000	7,250	2,574,413
Relative fair value of equity issued with debt
Derivative Liability Reclassified as Equity Upon Conversion of notes					17,640		17,640
Net (Loss)						(1,752,249)	(1,752,249)
Conversion of Notes Payable and Accrued Interest and Fees to Common Stock					59,100		59,100
Conversion of notes payable and accrued interest to common stock, shares				30,000
January 31, 2021 at Jul. 31, 2021		$ 20	$ 7	$ 3	17,530,799	(22,701,783)	(5,170,954)
Ending balance (in shares) at Jul. 31, 2021				2,800,973
Relative fair value of equity issued with debt
Share issuances net of issuance costs in shares				521,000
Warrants Issued for Fees					512,500		512,500
Options Issued to Director and CEO					585,000		585,000
Additional Shares Issued as Part of Relative Fair Value for Debt
Share issuance for fees (in shares)				13,011
Share Issuance for fees					30,055		30,055
Share Issuances, Net of Issuance Costs of $359,445					392,924		392,924
Additional shares issued as part of relative fair value for debt (in shares)				15,480
Derivative Liability Reclassified as Equity Upon Conversion of notes					58,504		58,504
Net (Loss)						(2,566,574)	(2,566,574)
Conversion of Notes Payable and Accrued Interest and Fees to Common Stock					102,341		102,341
Conversion of notes payable and accrued interest to common stock, shares				59,771
January 31, 2021 at Oct. 31, 2021		$ 20	$ 7	$ 3	$ 19,212,123	$ (25,268,357)	$ (6,056,204)
Ending balance (in shares) at Oct. 31, 2021		20,000	7,250	3,410,235